Leases (Details) - Vacasa Holdings LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Minimum [Member]
Operating Leased Assets [Line Items]
Remaining lease terms	1 year	1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Remaining lease terms	10 years	11 years